LOSS PER SHARE (Schedule of Basic Loss Per Share) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Number of shares of basic and diluted	[1]	25,753,411	25,673,276	25,444,733
Net loss for computation of basic and diluted net loss per share		$ (20,758)	$ (20,838)	$ (19,592)

[1]	To compute diluted loss per share, potential ordinary shares have not been taken into account due to their anti-dilutive effect.